S-K 1602(c) Dilution	Aug. 24, 2026 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.69
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	87,000,000
Net Tangible Book Value, Adjusted	$ 84,405,207
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,981,250
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.71
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.33
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.67
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	75,750,000
Net Tangible Book Value, Adjusted	$ 73,399,307
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	7,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,569,375
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,587,500)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,250,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (93,400)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(281,250)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
No Redemption [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
No Redemption [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	194,375
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.74)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	10.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.78)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	87,000,000
Net Tangible Book Value, Adjusted	$ (1,844,793)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	2,356,250
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(0.73)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	10.77
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.77)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	75,750,000
Net Tangible Book Value, Adjusted	$ (1,600,693)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	7,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	2,069,375
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (86,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,587,500)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,250,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (93,400)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(281,250)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	194,375
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	87,000,000
Net Tangible Book Value, Adjusted	$ 62,842,707
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,825,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.9
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.1
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	75,750,000
Net Tangible Book Value, Adjusted	$ 54,649,307
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	7,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,694,375
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (21,562,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(2,156,250)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (18,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,875,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,587,500)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,250,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (93,400)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(281,250)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	194,375
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.23
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.81
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	87,000,000
Net Tangible Book Value, Adjusted	$ 41,280,207
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,668,750
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.21
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.83
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.17
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	75,750,000
Net Tangible Book Value, Adjusted	$ 35,899,307
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	7,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,819,375
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (43,125,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(4,312,500)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (37,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(3,750,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,587,500)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,250,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (93,400)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(281,250)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	194,375
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.41
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.63
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.37
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	87,000,000
Net Tangible Book Value, Adjusted	$ 19,717,707
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,512,500
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.39
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.65
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.35
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (80,846)
Net Tangible Book Value, Proceeds from Offering	75,750,000
Net Tangible Book Value, Adjusted	$ 17,149,307
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	2,156,250
Number of Shares Used, Offering | shares	7,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,944,375
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (64,687,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(6,468,750)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (56,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,625,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,587,500)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,250,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (93,400)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(281,250)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 73,553
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	194,375